Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Audit fees
Total remuneration of PricewaterhouseCoopers Australia	$ 282,580	$ 297,028	$ 258,570
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	282,580	274,078	258,570
Other audit and assurance services in relation to regulatory filings overseas		22,950
Total remuneration of PricewaterhouseCoopers Australia	$ 282,580	$ 297,028	$ 258,570